COMBINED FINANCIAL STATEMENT DETAILS - Supplemental Disclosure of Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash paid (received) during the year for:
Interest	$ 10,042	$ 13,108	$ 8
Income tax payments	4,861	4,084	6,508
Income tax refunds	$ (3,048)	$ (30,320)	$ (11,618)